CMA

CMA NEW YORK
MUNICIPAL MONEY FUND


Semi-Annual Report






September 30, 1998

MERRILL LYNCH BULL LOGO





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.




CMA New York
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011

Printed on post-consumer recycled paper


TO OUR SHAREHOLDERS:


For the six-month period ended September 30, 1998, CMA New York
Municipal Money Fund paid shareholders a net annualized yield of 2.98%*. As of September 30, 1998, the Fund's 7-day yield was 3.15%.

Economic Environment
During the six-month period ended September 30, 1998, the New York State economy continued to show solid growth, led by increases in retail sales, entertainment and technology services and a robust housing market. However, the recent drop in equity prices and resultant concerns about the potential impact on the economies of New York State and New York City tempered this strong economic showing. Consumer confidence levels, which were at historic highs, slipped in September. This, combined with recent market volatility, could be a signal of slower consumer spending in the months ahead.

During the six-month period, the State Legislature finally approved Governor Pataki's fiscal 1999 budget, which ear-marked significant funding for the state's educational infrastructure and programs. The completed budget allocated surplus funds that the state anticipates receiving for education, roads and hospitals, and increased tax reductions previously approved by the State Legislature.

The fiscal year ended September 30, 1998 produced New York City's largest surplus on record at just over $2 billion. This surplus was largely derived from tax revenues coming in at higher-than-planned levels, underspending by the Board of Education, an over-estimation of prior-year expenses and debt service savings. Another sign of economic strength was the continued reduction in the city's short-term borrowing needs as New York City's seasonal cash flow needs declined as a result of stronger revenues in fiscal 1998 and 1999. The city's budget estimates that only $850 million in short-term debt will be needed in fiscal 1999, down from $1.1 billion in fiscal 1998 and $2.4 billion in fiscal 1997.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Investment Strategy
During the six-month period ended September 30, 1998, the new issuance of short-term New York debt totaled approximately $4.1 billion, a slight increase from the $4.0 billion in debt issued during the six-month period ended March 31, 1998. During the period, net assets of CMA New York Municipal Money Fund ranged between $1.4 billion--$1.6 billion, closing the six-month period at approximately $1.5 billion. As we stated in our last shareholder letter, we began to increase our variable rate demand note (VRDN) holdings in late April as the outflows of cash from money market funds associated with tax-time redemptions pushed VRDN rates higher. We then began to extend the Fund's maturity from 34 days at April 30, 1998 to approximately 66 days by mid-September. We became actively involved in as many New York school district note transactions as possible, because May and June are traditionally the period when a major portion of New York school districts issue notes in anticipation of future revenues. We also extended out the maturity of our tax-exempt commercial paper programs. This was done because we viewed inflation as benign and believed that the Federal Reserve Board might adopt a neutral-to-easing policy stance as the effects of overseas market turmoil and slowing economic growth started to weigh more heavily on the US stock market and economy. This position enhanced Fund performance as the Federal Reserve Board cut the Federal Funds rate 25 basis points (0.25%) from 5.50% to 5.25% at its September 29, 1998 meeting as well as an additional cut of 25 basis points in October.

Looking ahead, at this time we expect to maintain an average portfolio maturity of approximately 60 days because we believe interest rates will continue to decline. We will also seek to maintain a high-quality portfolio. Diversification and credit quality remain paramount to the Fund, and we will continue to closely monitor the ever-changing marketplace.

In Conclusion
We thank you for your support of CMA New York Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager



October 28, 1998




Portfolio Abbreviations for CMA New York Municipal Money Fund

AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
CP        Commercial Paper
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MSTR      Municipal Securities Trust Receipts
PCR       Pollution Control Revenue Bonds
RAN       Revenue Anticipation Notes
TAN       Tan Anticipation Notes
UT        Unlimited Tax
VRDN      Variable Rate Demand Notes



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998                                                       (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
New York--           $  890   Albany, New York, BAN, UT, Series A, 4.25% due 12/18/1998                       $      891
99.4%                 1,049   Albany, New York, Housing Authority, Private Act Revenue Bonds (Historic
                              Bleeker Terrace), VRDN, AMT, 3.50% due 3/01/2015 (a)                                 1,049
                      2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN,
                              3.95% due 12/29/2010 (a)                                                             2,500
                      7,764   Amherst, New York, BAN, UT, 3.875% due 3/12/1999                                     7,775
                      5,943   Binghamton, New York, BAN, UT, 4% due 8/19/1999                                      5,962
                              Board Co-Operative Educational Services, New York, RAN (Sole Supervisory
                              District):
                      3,700       4% due 6/30/1999                                                                 3,708
                      7,500       Series A, 3.80% due 6/25/1999                                                    7,506
                      1,564   Brockport, New York, Central School District, BAN, UT, 4.25% due 12/17/1998          1,566
                      8,274   Clinton County, New York, BAN, UT, 4% due 7/30/1999                                  8,297
                              Copake Taconic Hills, New York, Central School District, BAN, UT:
                     10,000       4.25% due 4/08/1999                                                             10,028
                      7,750       4% due 8/05/1999                                                                 7,770
                              Copiague, New York, Union Free School District, TAN, UT:
                      1,000       3.875% due 6/24/1999                                                             1,002
                      3,000       3.90% due 6/24/1999                                                              3,005
                      5,000   Cortland, New York, City School District, RAN, 4% due 6/23/1999                      5,010
                              Eagle Tax-Exempt Trust, New York, VRDN (a):
                     32,975       New York City, Metropolitan Transportation, Series 1996-C, 4.09% due
                                  7/01/2016                                                                       32,975
                      7,995       New York City, Series 1994-C4, 4.07% due 8/01/2003                               7,995
                     27,000       New York State Electric Gas Corp., Series 1994-3201, 4.12% due 4/01/2034        27,000
                     13,000       New York State Local Government Assistance, Series 1993-C, 4.02% due
                                  4/01/2017                                                                       13,000
                     20,880       New York State Medical Care, New York Hospital, Series 1995-3201, 4.07%
                                  due 8/15/2024                                                                   20,880
                              East Islip, New York, Union Free School District, TAN, UT:
                      1,000       3.80% due 6/25/1999                                                              1,001
                      3,000       4% due 6/25/1999                                                                 3,008
                     15,000   Farmingdale, New York, Unified Free School District, TAN, 4% due 6/29/1999          15,039
                      8,500   Gates Chili, New York, Central School District, BAN, UT, 3.75% due 6/16/1999         8,506
                     14,745   Harrison, New York, Central School District, BAN, 4% due 3/18/1999                  14,773
                              Hempstead Township, New York, BAN, UT:
                     24,650       3.875% due 1/06/1999                                                            24,674
                     10,000       Series D, 4% due 10/15/1998                                                     10,001
                              Long Island Power Authority, New York, Electric System Revenue Bonds, CP,
                              Sub-Series 4:
                      5,000       3.40% due 10/06/1998                                                             5,000
                     12,500       3.35% due 11/12/1998                                                            12,500



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
New York            $13,000   Longwood Central School District at Middle Island, New York, TAN,
(continued)                   UT, 4% due 6/30/1999                                                            $   13,034
                     12,900   Manchester-Shortsville, New York, Central School District, BAN,
                              UT, 3.875% due 5/19/1999                                                            12,922
                      2,915   Monroe County, New York, IDA (Coopervision Project), VRDN, 4.20% due
                              1/01/2012 (a)                                                                        2,915
                              Municipal Assistance Corporation, City of New York, New York:
                      4,000       CP, Series 2, 3.50% due 10/15/1998                                               4,000
                      3,000       Series 67, 7.625% due 7/01/1999 (e)                                              3,146
                     18,400   Nassau County, New York, RAN, Series B, 4% due 3/10/1999                            18,415
                              New York City, New York, CP:
                     24,000       Refunding, Series H, Sub-Series H-2, 3.35% due 11/10/1998                       24,000
                     18,600       Refunding, Series H, Sub-Series H-2, 3.35% due 11/12/1998                       18,600
                      2,000       Refunding, Series H, Sub-Series H-2, 3.50% due 12/09/1998                        2,000
                      6,100       Refunding, Series H, Sub-Series H-4, 3.35% due 11/10/1998                        6,100
                      8,500       Refunding, Series H, Sub-Series H-4, 3.35% due 11/12/1998                        8,500
                      3,000       Refunding, Series H, Sub-Series H-4, 3.50% due 12/09/1998                        3,000
                     12,900       Refunding, Series H, Sub-Series H-4, 3.50% due 2/05/1999                        12,900
                      7,000       Refunding, Series H, Sub-Series H-6, 3.35% due 11/12/1998                        7,000
                      3,000       Refunding, Series H, Sub-Series H-6, 3.50% due 12/09/1998                        3,000
                      4,000       Series B-9, 3.50% due 12/07/1998                                                 4,000
                     27,900       Series B-9, 3.50% due 2/05/1999                                                 27,900
                      2,000       Series J, Sub-Series J-2, 3.35% due 11/10/1998                                   2,000
                      3,500       Series J, Sub-Series J-2, 3.50% due 12/09/1998                                   3,500
                      3,000       Series J, Sub-Series J-3, 3.35% due 11/10/1998                                   3,000
                     18,000       Series J, Sub-Series J-3, 3.35% due 11/12/1998                                  18,000
                      7,000       Series J, Sub-Series J-3, 3.50% due 12/07/1998                                   7,000
                     26,700   New York City, New York, City Housing Development Corporation, Residential
                              Mortgage Revenue Bonds (East 17th Street), VRDN, Series A, 4.10% due
                              1/01/2023 (a)                                                                       26,700
                              New York City, New York, GO, VRDN (a):
                      5,000       MSTR, SGB-36, 4% due 6/01/2022 (d)                                               5,000
                      4,400       UT, Series B, 4.25% due 10/01/2022 (b)                                           4,400
                     32,400   New York City, New York, Housing Development Corporation, M/F Mortgage
                              Revenue Bonds (West 89th Street), VRDN, AMT, Series A, 3.90% due
                              12/01/2029 (a)                                                                      32,400
                              New York City, New York, Housing Development Corporation, M/F Rental
                              Housing Revenue Bonds, VRDN, Series A (a):
                     29,100       (Carnegie Park), 3.80% due 10/01/1998                                           29,100
                     54,600       (Monterey), 3.85% due 11/15/2019 (f)                                            54,600
                      1,500       (Tribesa Towers), Series A, 3.85% due 11/15/2019 (f)                             1,500
                      1,000   New York City, New York, IDA, Civic Facilities Revenue Bonds (National
                              Audobon Society), VRDN, 4.10% due 12/01/2014 (a)                                     1,000
                      1,600   New York City, New York, IDA, IDR (Bowe Industrial Inc. Project), VRDN, AMT,
                              Series K, 3.85% due 11/01/2010 (a)                                                   1,600
                              New York City, New York, Municipal Water Finance Authority, CP:
                     20,000       Series 1, 3.45% due 10/02/1998                                                  20,000
                      6,000       Series 1, 3.35% due 11/10/1998                                                   6,000
                      8,300       Series 1, 3.50% due 2/05/1999                                                    8,300
                     18,500       Series 3, 3.40% due 10/06/1998                                                  18,500
                     43,600       Series 4, 3.60% due 11/05/1998                                                  43,600




CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
New York                      New York City, New York, Municipal Water Finance Authority, Water and Sewer
(continued)                   System Revenue Bonds, VRDN (a):
                    $21,700       MSTR, SGB-25, 4.17% due 6/15/2023 (c)                                       $   21,700
                     30,000       MSTR, SGB-26, 4.17% due 6/15/2029 (c)                                           30,000
                     41,530       MSTR, SGB-27, 4.17% due 6/15/2024 (g)                                           41,530
                      5,440       Series A, 4.15% due 6/15/2025 (b)(c)                                             5,440
                     14,850   New York City, New York, Tender Option Certificates (Custodial Receipts),
                              VRDN, BTP-264, 4.15% due 8/01/2009 (a)                                              14,850
                     23,800   New York City, New York, Transitional Finance Authority Revenue Bonds
                              (Future Tax Secured), VRDN, Series C, 4.05% due 5/01/2028 (a)                       23,800
                      2,000   New York City, New York, UT, Series L, 5.25% due 8/01/1999                           2,029
                              New York State, CP:
                      5,100       3.50% due 11/19/1998                                                             5,100
                      3,800       Series 1997-A, 3.45% due 12/07/1998                                              3,800
                      7,000       Series U, 3.45% due 11/17/1998                                                   7,000
                              New York State Dormitory Authority Revenue Bonds:
                      4,790       (Foundling Charitable), VRDN, 3.85% due 7/01/2012 (a)                            4,790
                     19,100       (Memorial Sloan Kettering), CP, Series A, 3.45% due 12/10/1998                  19,100
                     18,700       (Memorial Sloan Kettering), CP, Series B, 3.50% due 12/08/1998                  18,700
                      2,000       (Memorial Sloan Kettering), CP, Series B, 3.45% due 12/10/1998                   2,000
                      7,000       (Memorial Sloan Kettering), CP, Series C, 3.45% due 12/08/1998                   7,000
                      5,175       (Memorial Sloan Kettering), CP, Series C, 3.50% due 12/08/1998                   5,175
                     14,900       (Memorial Sloan Kettering), CP, Series C, 3.45% due 12/10/1998                  14,900
                      3,870       Refunding (Secured Hospital--Brookdale Hospital), Series J, 3.90% due
                                  2/15/1999                                                                        3,870
                              New York State Energy Research and Development Authority, Electric Facilities
                              Revenue Bonds (Long Island Lighting Co.), VRDN, AMT (a):
                     15,000       Series A, 3.85% due 8/01/2025                                                   15,000
                      6,880       Series A, 3.95% due 12/01/2027                                                   6,880
                     18,300       Series B, 3.85% due 11/01/2023                                                  18,300
                              New York State Energy Research and Development Authority, PCR (Niagara
                              Mohawk Power Corporation Project), VRDN, AMT (a):
                     35,600       Series A, 4.15% due 12/01/2023                                                  35,600
                     42,050       Series B, 4.15% due 7/01/2027                                                   42,050
                     26,900   New York State Environmental Facilities Corporation, Resource Recovery
                              Revenue Bonds (OFS Equity Huntington Project), VRDN, AMT, 4.15% due
                              11/01/2014 (a)                                                                      26,900
                      2,000   New York State Environmental Quality, CP, Series 1997-A, 3.55% due 11/18/1998        2,000
                              New York State, HFA, Revenue Bonds, VRDN, AMT, Series A (a):
                     35,100       (East 84th Street), 3.90% due 11/01/2028                                        35,100
                     18,000       (Tribeca Landing Housing), 3.85% due 11/01/2030                                 18,000
                              New York State Job Development Authority (State Guaranteed):
                      5,600       3.50% due 11/06/1998                                                             5,600
                      9,300       3.55% due 11/09/1998                                                             9,300
                     20,100   New York State Local Government Assistance Corporation, VRDN, Series B,
                              3.75% due 4/01/2023 (a)                                                             20,100
                        500   New York State Medical Care Facilities, Finance Agency Revenue Bonds
                              (Montefore Medical Center), 7.70% due 11/01/1998                                       502
                              New York State Power Authority, CP:
                     23,300       3.40% due 11/06/1998                                                            23,300
                     10,000       3.40% due 12/01/1998                                                            10,000
                     43,890   New York State Power Authority, Revenue and General Purpose Bonds
                              (Junior Lien), VRDN, 3.45% due 3/01/1999 (a)                                        43,890



CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONCLUDED)                                           (IN THOUSANDS)
                      Face                                                                                      Value
State                Amount                            Issue                                                  (Note 1a)
New York                      New York State Thruway Authority, General Revenue Bonds, VRDN (a):
(concluded)         $13,145       4.10% due 1/01/2024 (c)                                                     $   13,145
                      7,000       MSTR, SG-31, 4.12% due 1/01/2025                                                 7,000
                     14,398   North Colonie, New York, Central School District, BAN, 4% due 10/08/1998            14,399
                      8,650   Northport-East, New York, Unified Free School District, TAN, UT, 4% due
                              6/30/1999                                                                            8,674
                      1,000   Oneida County, New York, Refunding, UT, 4% due 3/15/1999 (b)                         1,001
                      2,308   Ossining Village, New York, BAN, UT, 4.25% due 5/07/1999                             2,314
                      3,520   Port Authority of New York and New Jersey (Line of Credit), CP, AMT,
                              3.30% due 1/13/1999                                                                  3,520
                              Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                              (Versatile Structure Obligation), VRDN (a):
                      3,700       AMT, Series 6, 4.20% due 12/01/2017                                              3,700
                     30,900       Refunding, AMT, Series 1R, 4.15% due 8/01/2028                                  30,900
                      3,300       Series 4, 4.20% due 4/01/2024                                                    3,300
                              Port Authority of New York and New Jersey, VRDN, AMT (a):
                      4,200       MSTR, Series SGA-69, 4.10% due 12/01/2022                                        4,200
                      9,765       Series SG-52, 4.14% due 3/01/2016 (d)                                            9,765
                     16,830       Series SG-93, 4.14% due 12/01/2015 (d)                                          16,830
                      2,000   Riverhead, New York, Central School District, BAN, UT, 4.25% due 5/07/1999           2,005
                     14,590   Rochester, New York, BAN, UT, Series IV, 4.25% due 10/29/1998                       14,594
                     10,000   Rockland County, New York, RAN, 4% due 5/04/1999                                    10,026
                      3,200   Schenectady County, New York, IDA, IDR (Super Steel Inc. Project), VRDN, AMT,
                              Series A, 3.95% due 5/01/2006 (a)                                                    3,200
                      9,015   Schenectady, New York, BAN, UT, Series A, 3.95% due 4/08/1999                        9,028
                     10,000   Smithtown, New York, Central School District, TAN, UT, 4% due 6/25/1999             10,028
                      2,000   South Colonie, New York, Central School District, TAN, 4% due 12/23/1998             2,002
                     26,600   Suffolk County, New York, IDA, IDR (Nissequogue Cogeneration Partners),
                              VRDN, 4.05% due 12/15/2023 (a)                                                      26,600
                     11,280   Syracuse, New York, IDA, Civic Facility Revenue Bonds (Community
                              Development Properties--Larned Project), VRDN, 4% due 4/01/2018 (a)                 11,280
                              Triborough Bridge and Tunnel Authority, New York, Special Obligation,
                              VRDN (a):
                        100       3.95% due 11/02/1998 (b)(e)                                                        100
                     15,410       Series 62-A, 3.45% due 2/01/1999                                                15,410
                      3,825   Vestal, New York, Cental School District, BAN, UT, 4% due 6/22/1999                  3,832
                      9,750   Waterloo, New York, Central School District, BAN, UT, 4% due 3/17/1999               9,763
                     14,500   West Babylon, New York, Unified Free School District, TAN, UT, 4%
                              due 6/29/1999                                                                       14,536
                     20,000   Westchester County, New York, TAN, UT, 3.59% due 12/29/1998                         20,001
                              Total Investments (Cost--$1,534,512*)--99.4%                                     1,534,512
                              Other AssetsLess Liabilities--0.6%                                                   9,731
                                                                                                              ----------
                              Net Assets--100.0%                                                              $1,544,243
                                                                                                              ==========


(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at September 30, 1998.
(b)FGIC Insured.
(c)MBIA Insured.
(d)AMBAC Insured.
(e)Prerefunded.
(f)FNMA Collateralized.
(g)FSA Insured.
  *Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1998
Assets:
Investments, at value (identified cost--$1,534,511,731) (Note 1a)                                        $ 1,534,511,731
Cash                                                                                                              55,234
Interest receivable                                                                                           10,307,917
Prepaid registration fees and other assets (Note 1d)                                                             460,061
                                                                                                         ---------------
Total assets                                                                                               1,545,334,943
                                                                                                         ---------------
Liabilities:
Payables:
 Investment adviser (Note 2)                                                      $       553,743
 Distributor (Note 2)                                                                     366,408                920,151
                                                                                  ---------------
Accrued expenses and other liabilities                                                                           171,768
                                                                                                         ---------------
Total liabilities                                                                                              1,091,919
                                                                                                         ---------------
Net Assets                                                                                               $ 1,544,243,024
                                                                                                         ===============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                               $   154,513,722
Paid-in capital in excess of par                                                                           1,390,542,979
Accumulated realized capital losses--net (Note 4)                                                               (813,677)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 1,545,137,221 shares of
beneficial interest outstanding                                                                          $ 1,544,243,024
                                                                                                         ===============
See Notes to Financial Statements.

CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $    26,742,716

Expenses:
Investment advisory fees (Note 2)                                                 $     3,254,011
Distribution fees (Note 2)                                                                935,159
Transfer agent fees (Note 2)                                                              117,252
Registration fees (Note 1d)                                                                79,872
Accounting services (Note 2)                                                               59,145
Custodian fees                                                                             39,479
Printing and shareholder reports                                                           31,946
Professional fees                                                                          30,413
Pricing fees                                                                                6,742
Trustees' fees and expenses                                                                 5,241
Other                                                                                       6,933
                                                                                  ---------------
Total expenses                                                                                                 4,566,193
                                                                                                         ---------------
Investment income--net                                                                                        22,176,523
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $    22,176,523
                                                                                                         ===============
See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                    For the Six              For the
                                                                                    Months Ended            Year Ended
                                                                                    September 30,            March 31,
Increase (Decrease) in Net Assets:                                                      1998                   1998
Operations:
Investment income--net                                                            $    22,176,523        $    40,293,864
Realized gain (loss) on investments--net                                                       --                (14,703)
                                                                                  ---------------        ---------------
Net increase in net assets resulting from operations                                   22,176,523             40,279,161
                                                                                  ---------------        ---------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                (22,176,523)           (40,290,474)
                                                                                  ---------------        ---------------
Net decrease in net assets resulting from dividends to shareholders                   (22,176,523)           (40,290,474)
                                                                                  ---------------        ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                    2,667,217,879          5,366,386,741
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                    22,177,278             40,289,876
                                                                                  ---------------        ---------------
                                                                                    2,689,395,157          5,406,676,617
Cost of shares redeemed                                                            (2,701,172,714)        (5,086,967,045)
                                                                                  ---------------        ---------------
Net increase (decrease) in net assets derived from beneficial
interest transactions                                                                 (11,777,557)           319,709,572
                                                                                  ---------------        ---------------
Net Assets:
Total increase (decrease) in net assets                                               (11,777,557)           319,698,259
Beginning of period                                                                 1,556,020,581          1,236,322,322
                                                                                  ---------------        ---------------
End of period                                                                     $ 1,544,243,024        $ 1,556,020,581
                                                                                  ===============        ===============

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and
ratios have been derived from information
provided in the financial statements.         For the Six
                                              Months Ended                      For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:      Sept. 30, 1998        1998            1997           1996            1995
Per Share Operating Performance:
Net asset value, beginning of period           $     1.00      $     1.00       $     1.00     $     1.00     $     1.00
                                               ----------      ----------       ----------     ----------     ----------
Investment income--net                                .01             .03              .03            .03            .03
                                               ----------      ----------       ----------     ----------     ----------
Total from investment operations                      .01             .03              .03            .03            .03
                                               ----------      ----------       ----------     ----------     ----------
Less dividends from investment income--net           (.01)           (.03)            (.03)          (.03)          (.03)
                                               ----------      ----------       ----------     ----------     ----------
Net asset value, end of period                 $     1.00      $     1.00       $     1.00     $     1.00     $     1.00
                                               ==========      ==========       ==========     ==========     ==========
Total Investment Return                             2.98%*          3.09%            2.94%          3.17%          2.59%
                                               ==========      ==========       ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses                                             .61%*           .61%             .63%           .64%           .67%
                                               ==========      ==========       ==========     ==========     ==========
Investment income--net                              2.95%*          3.04%            2.88%          3.12%          2.59%
                                               ==========      ==========       ==========     ==========     ==========
Supplemental Data:
Net assets, end of period (in thousands)       $1,544,243      $1,556,021       $1,236,322     $1,132,264     $  919,852
                                               ==========      ==========       ==========     ==========     ==========

*Annualized.

 See Notes to Financial Statements.




CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.


CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1998, the Fund had a net capital loss carryforward of approximately $814,000, of which $203,000 expires in 2001, $293,000 expires in 2002, $304,000 expires in 2003, $2,000 expires in 2004 and $12,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.




CMA NEW YORK MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO [(800) 262-4636].